Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2011
Business Segment Information [Abstract]
Schedule Of Net Sales

NET SALES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$349.6	348.3	374.0
Test	176.5	138.4	138.4
Filtration	167.6	120.8	106.7
Consolidated totals	$693.7	607.5	619.1

Schedule Of Earnings Before Income Tax

EBIT
(Dollars in millions)
Year ended September 30,	2011	2010	2009

Utility Solutions	$54.3	67.4	62.5
Test	18.6	12.2	14.1
Filtration	30.8	19.5	18.1
Reconciliation to consolidated
totals (Corporate)	(24.2)	(25.5)	(24.1)

Consolidated EBIT	79.5	73.6	70.6
Less: interest expense	(2.5)	(3.9)	(7.4)

Earnings before income tax	$77.0	69.7	63.2

Schedule Of Identifiable Assets

Year ended September 30,	2011	2010

Utility Solutions	$203.6	207.5
Test	100.6	80.4
Filtration	88.6	79.2
Corporate	619.0	607.2

Consolidated totals	$1,011.8	974.3

Schedule Of Capital Expenditures

CAPITAL EXPENDITURES
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$8.9	5.3	6.2
Test	1.5	1.9	1.5
Filtration	3.3	6.2	1.6
Corporate	—	—	—
Consolidated totals	$13.7	13.4	9.3

Schedule Of Depreciation And Amortization

DEPRECIATION AND AMORTIZATION
(Dollars in millions)
Year ended September 30,	2011	2010	2009
Utility Solutions	$13.1	12.2	20.5
Test	2.2	2.3	2.2
Filtration	3.3	2.7	2.7
Corporate	4.9	4.9	4.9
Consolidated totals	$23.5	22.1	30.3

Schedule Of Geographic Information Net Sales

GEOGRAPHIC INFORMATION Net sales

(Dollars in millions)

Year ended September 30,	2011	2010	2009

United States	$512.4	466.1	508.4
Far East	45.9	54.2	48.4
Europe	57.1	36.7	28.2
Mexico	38.0	9.5	3.7
Other	40.3	41.0	30.4

Consolidated totals	$693.7	607.5	619.1

Schedule Of Geographic Information Long-Lived Assets

Long-lived assets
(Dollars in millions)
Year ended September 30,	2011	2010
United States	$67.3	66.1
Europe	3.4	3.1
Other	2.4	3.4

Consolidated totals	$73.1	72.6